Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Commercial Loans [Member] | ECL [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		$ (321,467)	$ (318,841)
Net change on Balance	[1]	(12,826)	(65,480)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(16,049)	(15,566)
Refinements to models used for calculation		(8,459)	(6,558)
Amounts written off		100,077	83,957
Foreign exchange adjustments		(917)	1,021
Subtotal Commercial loans		(259,641)	(321,467)
Commercial Loans [Member] | ECL [Member] | Stage 1 Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		(67,132)	(30,681)
Net change on Balance	[1]	24,200	5,301
Transfer to Stage 1		(9,423)	(33,979)
Transfer to Stage 2		1,395	1,178
Transfer to Stage 3		20	44
Impact on year-end ECL of exposures transferred between stages during the year	[2]	8,195	19,277
Refinements to models used for calculation		(12,935)	(29,263)
Amounts written off			2
Foreign exchange adjustments		(229)	989
Subtotal Commercial loans		(55,909)	(67,132)
Commercial Loans [Member] | ECL [Member] | Stage 1 Group [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		(46,815)	(57,965)
Net change on Balance	[1]	9,612	11,628
Transfer to Stage 1		(32,758)	(30,100)
Transfer to Stage 2		17,625	13,749
Transfer to Stage 3		1,046	973
Impact on year-end ECL of exposures transferred between stages during the year	[2]	24,679	21,966
Refinements to models used for calculation		4,518	(7,218)
Amounts written off			2
Foreign exchange adjustments		(51)	150
Subtotal Commercial loans		(22,144)	(46,815)
Commercial Loans [Member] | ECL [Member] | Stage 2 Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		(54,679)	(94,339)
Net change on Balance	[1]	37,103	(19,888)
Transfer to Stage 1		9,420	33,865
Transfer to Stage 2		(1,707)	(1,667)
Transfer to Stage 3		10,231	5,132
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(8,654)	(7,754)
Refinements to models used for calculation		(1,766)	29,670
Amounts written off			16
Foreign exchange adjustments		(64)	286
Subtotal Commercial loans		(10,116)	(54,679)
Commercial Loans [Member] | ECL [Member] | Stage 2 Group [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		(12,247)	(8,306)
Net change on Balance	[1]	(1,000)	(4,870)
Transfer to Stage 1		27,693	28,450
Transfer to Stage 2		(20,486)	(20,952)
Transfer to Stage 3		19,228	14,807
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(25,669)	(22,854)
Refinements to models used for calculation		1,665	1,446
Amounts written off			30
Foreign exchange adjustments		(2)	2
Subtotal Commercial loans		(10,818)	(12,247)
Commercial Loans [Member] | ECL [Member] | Stage 3 - Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		(53,675)	(56,154)
Net change on Balance	[1]	(26,358)	(1,065)
Transfer to Stage 1		3	114
Transfer to Stage 2		312	489
Transfer to Stage 3		(10,251)	(5,176)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(3,766)	(16,753)
Refinements to models used for calculation			(1,500)
Amounts written off		25,871	26,788
Foreign exchange adjustments		(526)	(418)
Subtotal Commercial loans		(68,390)	(53,675)
Commercial Loans [Member] | ECL [Member] | Stage 3 Group [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		(86,138)	(70,594)
Net change on Balance	[1]	(55,616)	(56,158)
Transfer to Stage 1		5,065	1,650
Transfer to Stage 2		2,861	7,203
Transfer to Stage 3		(20,274)	(15,780)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(10,834)	(9,448)
Refinements to models used for calculation		59
Amounts written off		74,206	56,977
Foreign exchange adjustments		(45)	12
Subtotal Commercial loans		(90,716)	(86,138)
Commercial Loans [Member] | ECL [Member] | Financial instruments purchased or originated credit-impaired [member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		(781)	(802)
Net change on Balance	[1]	(767)	(428)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation			307
Amounts written off			142
Foreign exchange adjustments
Subtotal Commercial loans		(1,548)	(781)
Mortgage Loans [Member] | ECL [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		(50,646)	(38,986)
Net change on Balance	[1]	(8,596)	(23,644)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]	888	3,123
Refinements to models used for calculation		16,128	(2,185)
Amounts written off		8,724	11,046
Foreign exchange adjustments
Subtotal Mortgage loans		(33,502)	(50,646)
Mortgage Loans [Member] | ECL [Member] | Stage 1 Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Mortgage Loans [Member] | ECL [Member] | Stage 1 Group [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		(15,249)	(8,266)
Net change on Balance	[1]	3,787	(2,120)
Transfer to Stage 1		(40,722)	(45,169)
Transfer to Stage 2		4,327	3,667
Transfer to Stage 3		16	84
Impact on year-end ECL of exposures transferred between stages during the year	[2]	37,408	42,189
Refinements to models used for calculation		1,377	(5,645)
Amounts written off			11
Foreign exchange adjustments
Subtotal Mortgage loans		(9,056)	(15,249)
Mortgage Loans [Member] | ECL [Member] | Stage 2 Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Mortgage Loans [Member] | ECL [Member] | Stage 2 Group [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		(21,553)	(12,115)
Net change on Balance	[1]	(13,572)	(11,491)
Transfer to Stage 1		39,977	41,432
Transfer to Stage 2		(6,867)	(12,895)
Transfer to Stage 3		18,021	12,562
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(44,502)	(42,489)
Refinements to models used for calculation		14,751	3,460
Amounts written off			(17)
Foreign exchange adjustments
Subtotal Mortgage loans		(13,745)	(21,553)
Mortgage Loans [Member] | ECL [Member] | Stage 3 - Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Mortgage Loans [Member] | ECL [Member] | Stage 3 Group [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		(13,844)	(18,601)
Net change on Balance	[1]	1,189	(10,037)
Transfer to Stage 1		745	3,737
Transfer to Stage 2		2,540	9,228
Transfer to Stage 3		(18,037)	(12,646)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	7,982	3,423
Refinements to models used for calculation
Amounts written off		8,724	11,052
Foreign exchange adjustments
Subtotal Mortgage loans		(10,701)	(13,844)
Mortgage Loans [Member] | ECL [Member] | Financial instruments purchased or originated credit-impaired [member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance			(4)
Net change on Balance	[1]		4
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Consumer Loans [Member] | ECL [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		(449,496)	(315,669)
Net change on Balance	[1]	(203,959)	(266,654)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(96,679)	(61,851)
Refinements to models used for calculation		7,484	24,205
Amounts written off		325,626	170,476
Foreign exchange adjustments		(20)	(3)
Subtotal Consumer loans		(417,044)	(449,496)
Total		(710,187)	(821,609)
Consumer Loans [Member] | ECL [Member] | Stage 1 Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Total		(55,909)	(67,132)
Consumer Loans [Member] | ECL [Member] | Stage 1 Group [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		(227,372)	(153,994)
Net change on Balance	[1]	(21,330)	(159,017)
Transfer to Stage 1		(193,342)	(165,534)
Transfer to Stage 2		145,966	125,259
Transfer to Stage 3		4,333	3,677
Impact on year-end ECL of exposures transferred between stages during the year	[2]	126,021	104,217
Refinements to models used for calculation		1,452	17,927
Amounts written off			96
Foreign exchange adjustments		(18)	(3)
Subtotal Consumer loans		(164,290)	(227,372)
Total		(195,490)	(289,436)
Consumer Loans [Member] | ECL [Member] | Stage 2 Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Total		(10,116)	(54,679)
Consumer Loans [Member] | ECL [Member] | Stage 2 Group [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		(86,732)	(49,109)
Net change on Balance	[1]	(14,903)	(14,962)
Transfer to Stage 1		172,319	159,538
Transfer to Stage 2		(157,221)	(155,549)
Transfer to Stage 3		165,046	104,895
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(178,730)	(137,853)
Refinements to models used for calculation		6,032	6,277
Amounts written off			32
Foreign exchange adjustments		(1)	(1)
Subtotal Consumer loans		(94,190)	(86,732)
Total		(118,753)	(120,532)
Consumer Loans [Member] | ECL [Member] | Stage 3 - Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Total		(68,390)	(53,675)
Consumer Loans [Member] | ECL [Member] | Stage 3 Group [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		(134,171)	(111,804)
Net change on Balance	[1]	(168,056)	(92,191)
Transfer to Stage 1		21,023	5,996
Transfer to Stage 2		11,255	30,290
Transfer to Stage 3		(169,379)	(108,572)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(43,970)	(28,215)
Refinements to models used for calculation
Amounts written off		325,626	170,324
Foreign exchange adjustments		(1)	1
Subtotal Consumer loans		(157,673)	(134,171)
Total		(259,090)	(234,153)
Consumer Loans [Member] | ECL [Member] | Financial instruments purchased or originated credit-impaired [member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		(1,221)	(762)
Net change on Balance	[1]	330	(484)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation			1
Amounts written off			24
Foreign exchange adjustments
Subtotal Consumer loans		(891)	(1,221)
Total		(2,439)	(2,002)
Gross Carrying Amount [Member] | Commercial Loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		20,308,745	19,672,332
Net change on Balance	[1]	(247,489)	730,272
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(100,077)	(83,957)
Foreign exchange adjustments		68,865	(9,902)
Subtotal Commercial loans		20,030,044	20,308,745
Gross Carrying Amount [Member] | Commercial Loans [Member] | Stage 1 Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		14,935,868	10,968,881
Net change on Balance	[1]	(257,010)	1,146,093
Transfer to Stage 1		288,294	3,420,173
Transfer to Stage 2		(430,074)	(563,832)
Transfer to Stage 3		(2,573)	(9,385)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off			(2)
Foreign exchange adjustments		64,517	(26,060)
Subtotal Commercial loans		14,599,022	14,935,868
Gross Carrying Amount [Member] | Commercial Loans [Member] | Stage 1 Group [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		4,232,711	4,579,194
Net change on Balance	[1]	198,208	(110,736)
Transfer to Stage 1		1,024,367	901,257
Transfer to Stage 2		(1,293,243)	(1,119,924)
Transfer to Stage 3		(18,801)	(17,019)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off			(2)
Foreign exchange adjustments		1,427	(59)
Subtotal Commercial loans		4,144,669	4,232,711
Gross Carrying Amount [Member] | Commercial Loans [Member] | Stage 2 Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		309,511	3,459,715
Net change on Balance	[1]	(80,797)	(218,018)
Transfer to Stage 1		(287,616)	(3,419,679)
Transfer to Stage 2		436,588	566,547
Transfer to Stage 3		(96,930)	(93,970)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off			(16)
Foreign exchange adjustments		367	14,932
Subtotal Commercial loans		281,123	309,511
Gross Carrying Amount [Member] | Commercial Loans [Member] | Stage 2 Group [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		299,345	214,276
Net change on Balance	[1]	(83,775)	(60,023)
Transfer to Stage 1		(993,013)	(892,717)
Transfer to Stage 2		1,309,442	1,168,769
Transfer to Stage 3		(181,506)	(130,928)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off			(30)
Foreign exchange adjustments		119	(2)
Subtotal Commercial loans		350,612	299,345
Gross Carrying Amount [Member] | Commercial Loans [Member] | Stage 3 - Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		218,780	167,633
Net change on Balance	[1]	(21,611)	(23,535)
Transfer to Stage 1		(679)	(494)
Transfer to Stage 2		(6,514)	(2,715)
Transfer to Stage 3		99,502	103,354
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(25,871)	(26,788)
Foreign exchange adjustments		2,325	1,325
Subtotal Commercial loans		265,932	218,780
Gross Carrying Amount [Member] | Commercial Loans [Member] | Stage 3 Group [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		309,359	280,313
Net change on Balance	[1]	(8,226)	(4,502)
Transfer to Stage 1		(31,353)	(8,540)
Transfer to Stage 2		(16,199)	(48,845)
Transfer to Stage 3		200,308	147,948
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(74,206)	(56,977)
Foreign exchange adjustments		111	(38)
Subtotal Commercial loans		379,794	309,359
Gross Carrying Amount [Member] | Commercial Loans [Member] | Financial instruments purchased or originated credit-impaired [member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		3,171	2,320
Net change on Balance	[1]	5,722	993
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off			(142)
Foreign exchange adjustments		(1)
Subtotal Commercial loans		8,892	3,171
Gross Carrying Amount [Member] | Mortgage Loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		11,422,322	10,346,528
Net change on Balance	[1]	897,170	1,086,840
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(8,724)	(11,046)
Foreign exchange adjustments
Subtotal Mortgage loans		12,310,768	11,422,322
Gross Carrying Amount [Member] | Mortgage Loans [Member] | Stage 1 Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Gross Carrying Amount [Member] | Mortgage Loans [Member] | Stage 1 Group [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		10,490,690	9,608,872
Net change on Balance	[1]	950,450	1,074,711
Transfer to Stage 1		2,091,400	1,660,510
Transfer to Stage 2		(2,379,998)	(1,842,069)
Transfer to Stage 3		(1,599)	(11,323)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off			(11)
Foreign exchange adjustments
Subtotal Mortgage loans		11,150,943	10,490,690
Gross Carrying Amount [Member] | Mortgage Loans [Member] | Stage 2 Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Gross Carrying Amount [Member] | Mortgage Loans [Member] | Stage 2 Group [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		722,028	449,804
Net change on Balance	[1]	(26,788)	21,391
Transfer to Stage 1		(2,071,249)	(1,620,547)
Transfer to Stage 2		2,407,618	1,966,976
Transfer to Stage 3		(147,046)	(95,613)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off			17
Foreign exchange adjustments
Subtotal Mortgage loans		884,563	722,028
Gross Carrying Amount [Member] | Mortgage Loans [Member] | Stage 3 - Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Gross Carrying Amount [Member] | Mortgage Loans [Member] | Stage 3 Group [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		209,604	287,818
Net change on Balance	[1]	(26,492)	(9,228)
Transfer to Stage 1		(20,151)	(39,963)
Transfer to Stage 2		(27,620)	(124,907)
Transfer to Stage 3		148,645	106,936
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(8,724)	(11,052)
Foreign exchange adjustments
Subtotal Mortgage loans		275,262	209,604
Gross Carrying Amount [Member] | Mortgage Loans [Member] | Financial instruments purchased or originated credit-impaired [member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance			34
Net change on Balance	[1]		(34)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Gross Carrying Amount [Member] | Consumer Loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		4,995,230	4,247,013
Net change on Balance	[1]	638,596	918,699
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(325,626)	(170,476)
Foreign exchange adjustments		2,262	(6)
Subtotal Consumer loans		5,310,462	4,995,230
Total		37,651,274	36,726,297
Gross Carrying Amount [Member] | Consumer Loans [Member] | Stage 1 Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Total		14,599,022	14,935,868
Gross Carrying Amount [Member] | Consumer Loans [Member] | Stage 1 Group [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		4,304,927	3,739,887
Net change on Balance	[1]	697,853	961,038
Transfer to Stage 1		1,271,755	986,727
Transfer to Stage 2		(1,807,123)	(1,360,916)
Transfer to Stage 3		(22,272)	(21,686)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off			(96)
Foreign exchange adjustments		2,206	(27)
Subtotal Consumer loans		4,447,346	4,304,927
Total		19,742,958	19,028,328
Gross Carrying Amount [Member] | Consumer Loans [Member] | Stage 2 Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Total		281,123	309,511
Gross Carrying Amount [Member] | Consumer Loans [Member] | Stage 2 Group [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		460,669	287,814
Net change on Balance	[1]	(128,809)	(52,847)
Transfer to Stage 1		(1,231,470)	(976,316)
Transfer to Stage 2		1,829,938	1,429,394
Transfer to Stage 3		(351,957)	(227,370)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off			(32)
Foreign exchange adjustments		55	26
Subtotal Consumer loans		578,426	460,669
Total		1,813,601	1,482,042
Gross Carrying Amount [Member] | Consumer Loans [Member] | Stage 3 - Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Total		265,932	218,780
Gross Carrying Amount [Member] | Consumer Loans [Member] | Stage 3 Group [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		227,667	218,029
Net change on Balance	[1]	70,032	9,800
Transfer to Stage 1		(40,285)	(10,411)
Transfer to Stage 2		(22,815)	(68,478)
Transfer to Stage 3		374,229	249,056
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(325,626)	(170,324)
Foreign exchange adjustments		1	(5)
Subtotal Consumer loans		283,203	227,667
Total		938,259	746,630
Gross Carrying Amount [Member] | Consumer Loans [Member] | Financial instruments purchased or originated credit-impaired [member]
Financial Assets at Amortized Cost (Details) - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL [Line Items]
Balance		1,967	1,283
Net change on Balance	[1]	(480)	708
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off			(24)
Foreign exchange adjustments
Subtotal Consumer loans		1,487	1,967
Total		$ 10,379	$ 5,138

[1]	Net change between assets originated and assets repaid excluding write offs.
[2]	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.